Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	1.31%	0.62%	1.50%
Risk-free interest rate, maximum (in percent)	1.69%	1.13%	2.90%
Expected volatility, minimum (in percent)	46.28%	43.89%	43.52%
Expected volatility, maximum (in percent)	46.87%	46.68%	57.59%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 22.0375	$ 8.9450	$ 4.8550
Fair value of underlying Ordinary Share, maximum (in dollars per share)	46.5375	34.1350	8.9875
Fair value of share option, minimum	22.0310	8.9385	4.8485
Fair value of share option, maximum	$ 46.5310	$ 34.1285	$ 8.9810